ForeInvestors Choice Variable Annuity – I Share

Supplement Dated May 14, 2021

to your Prospectus Dated May 3, 2021

On April 30, 2021, Waddell & Reed Financial, Inc. (WDR), the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds, was acquired by Macquarie Management Holdings, Inc., the U.S. holding company for Macquarie Group Limited’s U.S. asset management business (Macquarie), as previously announced on December 2, 2020.  As a result, the Ivy Funds are now part of Delaware Funds by Macquarie.

Effective immediately, the Ivy Funds are no longer managed by Ivy Investment Management Company and are now managed by Delaware Management Company.  All references to Ivy Investment Management Company and Securian Asset Management, Inc. are deleted and replaced with Delaware Investment Company as adviser and the sub-advisers as listed in the table below:

Fund Name	Previous Adviser/Sub-Adviser	New Adviser/Sub-Adviser
Ivy VIP Asset Strategy	Adviser: Ivy Investment Management Company

Adviser: Delaware Management Company

Sub-Adviser: Macquarie Funds Management Hong Kong Limited

Sub-Adviser: Macquarie Investment Management Global Limited

Sub-Adviser: Macquarie Investment Management Austria Kapitalanlage AG

Sub-Adviser: Macquarie Investment Management Europe Limited

Ivy VIP Core Equity	Adviser: Ivy Investment Management Company	Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management Hong Kong Limited Sub-Adviser: Macquarie Investment Management Global Limited
Ivy VIP International Core Equity	Adviser: Ivy Investment Management Company	Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management Hong Kong Limited Sub-Adviser: Macquarie Investment Management Global Limited
Ivy VIP Securian Real Estate Securities	Adviser: Ivy Investment Management Company Sub-Adviser: Securian Asset Management, Inc.	Adviser: Delaware Management Company
Ivy VIP Value	Adviser: Ivy Investment Management Company	Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management Hong Kong Limited Sub-Adviser: Macquarie Investment Management Global Limited

Effective immediately, the information for the following Fund as listed in your prospectus under “Appendix B – Funds Available Under the Contract” are deleted and replaced with the following:

Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses	Fund Facilitation Fee	Current Expenses + Fund Facilitation Fee	Average Annual Total Returns (as of Dec. 31, 2020)
					1 Year	5 Year	10 Year
Seeks to provide total return.	Ivy VIP Asset Strategy — Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management Hong Kong Limited Sub-Adviser: Macquarie Investment Management Global Limited Sub-Adviser: Macquarie Investment Management Austria Kapitalanlage AG Sub-Adviser: Macquarie Investment Management Europe Limited	0.87%	0.00%	0.87%	13.88%	8.61%	6.15%

Effective July 1, 2021, the following Ivy Funds will be renamed as follows:

Fund Name Prior to July 1, 2021	Fund Name on and after July 1, 2021
Ivy VIP Asset Strategy	Delaware Ivy VIP Asset Strategy
Ivy VIP Core Equity	Delaware Ivy VIP Core Equity
Ivy VIP International Core Equity	Delaware Ivy VIP International Core Equity
Ivy VIP Securian Real Estate Securities	Delaware Ivy VIP Securian Real Estate Securities
Ivy VIP Value	Delaware Ivy VIP Value

This Supplement should be kept for future reference.

FIC-I-051421-FC